Subsequent events - Additional Information (Detail)				12 Months Ended
	Jan. 24, 2025 USD ($) shares $ / shares	May 14, 2023 $ / shares	Jan. 20, 2022 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 shares	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2023 shares	Dec. 31, 2023	Dec. 31, 2022 USD ($)
Subsequent events [Line Items]
Number of share options exercised in share-based payment arrangement					489,166	489,166		330,750	330,750	0
Exercise price, share options granted | $ / shares		$ 16	$ 16
Proceeds from exercise of options | $				$ 2,057,500			$ 2,497,500			$ 0
Exercise Of Share Option [Member]
Subsequent events [Line Items]
Number of share options exercised in share-based payment arrangement | shares	10,000
Exercise price, share options granted | $ / shares	$ 4
Proceeds from exercise of options | $	$ 40,000